RELATED PARTY TRANSACTIONS (Detail Textuals) - USD ($)		12 Months Ended
	May 09, 2016	Dec. 31, 2017	Mar. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Conversion of related party debt to common stock		233,345
Value of common stock issued for convertible debt		$ 350,000
Prepaid expenses - related party		158,504
Accounts payable and accrued liabilities - related parties		183,460	$ 9,220	$ 9,020
Novamune, Inc
Related Party Transaction [Line Items]
Value of common stock issued for convertible debt	$ 350,000
Debt instrument conversion rate	$ 1.50
Percentage of annual interest rate	8.00%
Advent Bioservices, Inc.
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities - related parties		173,314		0
Ucl Consultants Limited
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities - related parties		$ 0		$ 9,020